Investment Contracts (Details) - EBP 002 - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Investments at contract value	$ 113,632	$ 116,045
Synthetic GICs
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Guaranteed minimum credit rating	0.00%
Investments at contract value	$ 113,632	113,393
Traditional GICs
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Investments at contract value	$ 0	$ 2,652